Investment in Associates and Joint Ventures (Tables)	6 Months Ended
Apr. 30, 2020
TD Ameritrade Holding Corporation [member]
Statement [LineItems]
Summary of Condensed Financial Statements

The condensed financial statements of TD Ameritrade, based on its consolidated financial statements, are included in the following tables.

Condensed Consolidated Balance Sheets[1]
(millions of Canadian dollars)		As at
	March 31 2020	September 30 2019
Assets
Receivables from brokers, dealers, and clearing organizations	$2,124	$3,212
Receivables from clients, net	23,118	27,156
Other assets, net	45,754	27,303
Total assets	$70,996	$57,671
Liabilities
Payable to brokers, dealers, and clearing organizations	$2,709	$4,357
Payable to clients	46,292	35,650
Other liabilities	9,254	6,205

Total liabilities	58,255	46,212

Stockholders’ equity[2]	12,741	11,459
Total liabilities and stockholders’ equity	$70,996	$57,671
[1]	Customers’ securities are reported on a settlement date basis whereas the Bank reports customers’ securities on a trade date basis.
[2]

The difference between the carrying value of the Bank’s investment in TD Ameritrade and the Bank’s share of TD Ameritrade’s stockholders’ equity is comprised of goodwill, other intangibles, and the cumulative translation adjustment.

Condensed Consolidated Statements of Income
(millions of Canadian dollars, except as noted)	For the three months ended		For the six months ended
	March 31 2020	March 31 2019	March 31 2020	March 31 2019
Revenues
Net interest revenue	$446	$481	$920	$978

Fee-based and other revenue	1,543	1,447	2,773	2,953

Total revenues	1,989	1,928	3,693	3,931
Operating expenses
Employee compensation and benefits	507	452	944	871

Other	633	539	1,212	1,071

Total operating expenses	1,140	991	2,156	1,942

Other expense (income)	43	49	83	73
Pre-tax income	806	888	1,454	1,916

Provision for income taxes	206	225	354	455
Net income[1]	$600	$663	$1,100	$1,461
Earnings per share – basic (Canadian dollars)	$1.11	$1.18	$2.03	$2.60
Earnings per share – diluted (Canadian dollars)	1.10	1.18	2.02	2.59
[1]

The Bank’s equity share of net income of TD Ameritrade is based on the published consolidated financial statements of TD Ameritrade after converting into Canadian dollars and is subject to adjustments relating to the amortization of certain intangibles.